Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
— OPERATING ACTIVITIES
Net income for the year	$ 16,397	$ 5,872
Items not affecting cash:
Depletion and depreciation	38,291	29,459
Mineral, royalty and other interests impairments	2,660	4,475
Deferred income tax expense	4,371	1,542
Share based payments	5,180	3,858
Gain on revaluation of investments	(9,456)	(31)
Interest expense and financing amortization	3,327	1,624
Unrealized foreign exchange loss	68	2,005
(Gain) loss on mineral interest disposal and other	(134)	263
Changes in non-cash working capital	(3,365)	(1,493)
Cash flow from (used in) operating activities	57,339	47,574
— INVESTING ACTIVITIES
Acquisition of mineral, royalty and other interests	(61,288)	(46,031)
Proceeds from disposal of investments and other	23,327	24,770
Acquisition of investments and other assets	(24,070)	(13,030)
Investment in Hod Maden interest	(3,000)	(1,979)
Cash flow from (used in) investing activities	(65,031)	(36,270)
— FINANCING ACTIVITIES
Redemption of common shares (normal course issuer bid)	(46,613)	(20,464)
Bank debt drawn	92,500	16,000
Bank debt repaid	(47,500)	(16,000)
Interest paid	(2,702)	(992)
Proceeds on exercise of warrants, options and other	13,064	3,313
Cash flow from (used in) financing activities	8,749	(18,143)
Effect of exchange rate changes on cash and cash equivalents	22	192
Net increase (decrease) in cash and cash equivalents	1,079	(6,647)
Cash and cash equivalents — beginning of the year	5,892	12,539
Cash and cash equivalents — end of the year	$ 6,971	$ 5,892